July 13, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)
1933 Act Registration No. 2-80543
1940 Act Registration No. 811-03605

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s U.S. Government Portfolio – Shares, dated July 1, 2016, filed pursuant to Rule 497 on July 1, 2016 (accession number 0001193125-16-639509).

Questions and comments concerning the filing may be directed to the undersigned at (312) 557-3948.

Very truly yours,

/s/ Owen Meacham

Owen Meacham, Esq.

Assistant Secretary

Enclosures